INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 1 5	2 0 1 4

Carry forward tax losses	23,565	16,800
Less valuation allowance	(23,565)	(16,800)
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